DEFERRED TAX (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Deferred taxation analysed by major category:
Capital allowances			$ (21)	$ (4,971)
Other timing differences			1,518	2,593
Included in assets held for sale			0	3,557
Deferred tax liability (asset)	$ 1,179	$ 1,179	$ 1,497	$ 1,179
Reconciliation of deferred taxation:
Opening balance	1,179	(2,950)
IFRS 9 adjustment	20	0
Adjusted opening balance	1,199	(2,950)
Credit to profit or loss for the year	511	483
Reclassified to asset held for sale	0	3,557
Exchange differences	(213)	89
Closing balance	$ 1,497	$ 1,179